Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jan. 01, 2023	Jun. 30, 2019	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted			$ 1.48	$ 6.32
Stock based compensation			$ 7,021	$ 10,308
Number of share options exercised			0
Intrinsic value of stock options exercised				1,300
Performance Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of performance restricted stock units vested			0
Fair value of units vested				1,000
Performance Restricted Stock Units [Member] | Nonprobable Performance Based [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized stock-based compensation expense related to unvested share-based awards			$ 1,700
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of performance restricted stock units vested			76,539
Fair value of units vested			$ 100	$ 300
Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			4 years
Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			18 months
Service Based Vesting [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized stock-based compensation expense related to unvested share-based awards			$ 13,600
Period for recognition of unrecognized expense			2 years 2 months 12 days
2018 Stock Option and Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock available for issuance under Stock Option and Incentive Plan			3,102,231
2018 Stock Option and Incentive Plan [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase in shares reserved for future issuance	2,425,596
2018 Stock Option and Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage applied to the outstanding shares as annual increase in the number of shares authorized for issuance			4.00%
Term of award			10 years
Vesting period			4 years
2018 Stock Option and Incentive Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			18 months
2019 Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock available for issuance under Stock Option and Incentive Plan			593,239
Annual Increase In Aggregate Number Of Shares Reserved For Future Issuance		1,000,000
Stock based compensation			$ 100
Percentage of purchase price of common stock under the ESPP			85.00%
Common stock purchased			120,013	25,563
Stock issued, price per shares			$ 0.96	$ 5.53
2019 Employee Stock Purchase Plan [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase in shares reserved for future issuance	0
2019 Employee Stock Purchase Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage applied to the outstanding shares as annual increase in the number of shares authorized for issuance		1.00%
Stock based compensation				$ 100